IMPAIRMENT AND RESTRUCTURING CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Impairment and restructuring
Net impairment and restructuring charges	$ 3	$ 8
Employee severance costs
Impairment and restructuring
Net impairment and restructuring charges		3
Lease termination costs
Impairment and restructuring
Net impairment and restructuring charges		3
Other related costs
Impairment and restructuring
Net impairment and restructuring charges		$ 2